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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         June 30, 2005
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    Suite 150
          ----------------------------------------------------------
            6200 The Corners Parkway
          ----------------------------------------------------------
            Norcross, Georgia  30092
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia        August 9, 2005
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        77
                                             ----------------------------

Form 13F Information Table Value Total:      $ 191,573
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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Caldwell & Orkin, Inc.
FORM 13F

                   June 30, 2005


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/   Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt   Prn   Call   Dscretn    Managers    Sole    Shared    None
      --------------            -----    -----     --------  -------   ---   ----   -------    --------    ----    ------    ----
ABBOTT LABORATORIES              COM    002824100      232      4740   SH            Sole                    4740
ADOBE SYSTEMS INC                COM    00724F101       2398   83800   SH            Sole                   83800
ALTRIA GROUP, INC.               COM    02209s103        478    7400   SH            Sole                    7400
APPLIED MATERIAL INC.            COM    038222105       2296  141900   SH            Sole                  141900
AQUILA INC.                      COM    03840p102       1202  333100   SH            Sole                  333100
ARADIGM CORP.                    COM    038505103        310  292300   SH            Sole                  292300
ARCH COAL, INC.                  COM    039380100        218    4000   SH            Sole                    4000
CARBO CERAMICS INC.              COM    140781105        600    7600   SH            Sole                    7600
CENTRAL EUROPEAN MEDIA ENT-A     COM    g20045202       2327   48100   SH            Sole                   48100
CMGI INC                         COM    125750109       1123  594000   SH            Sole                  594000
COMCAST CORP. SP/CL-A            COM    20030n200       5033  168050   SH            Sole                  167450
CONSTELLATION ENERGY GRP.        COM    210371100       4211   73000   SH            Sole                   73000
CVS CORP.                        COM    126650100       7339  252450   SH            Sole                  251750
CYBERSOURCE CORP.                COM    23251j106       1618  221400   SH            Sole                  221400
DEAN FOODS                       COM    242370104       8824  250400   SH            Sole                  249900
DOMINION RESOURCES               COM    25746u109       2422   33000   SH            Sole                   33000
DOW JONES & CO INC COM           COM    260561105        248    7000   SH            Sole                    7000
DRESS BARN                       COM    261570105        781   34500   SH            Sole                   34500
DUKE ENERGY                      COM    264399106      10623  357300   SH            Sole                  357300
EMC CORPORATION                  COM    268648102       2778  202600   SH            Sole                  202600
ENSCO INTERNATIONAL INC.         COM    26874q100       2249   62900   SH            Sole                   62900
ENTERGY CORP.                    COM    29364g103       9036  119600   SH            Sole                  119300
EXELON CORP.                     COM    30161n101       4240   82600   SH            Sole                   82600
EXXON MOBIL CORP.                COM    30231G102       1664   28958   SH            Sole                   28958
FPL GROUP                        COM    302571104       3390   80600   SH            Sole                   80600
G. WILLI-FOOD INT'L              COM    m52523103        120   23200   SH            Sole                   23200
GENENTECH, INC.                  COM    368710406       1638   20400   SH            Sole                   20400
GILLETTE CO                      COM    375766102       6964  137550   SH            Sole                  137150
GOOGLE, INC.                     COM    38259p508       1000    3400   SH            Sole                    3400
HALLIBURTON CO                   COM    406216101       4151   86800   SH            Sole                   86800
HARSCO CORP.                     COM    415864107        218    4000   SH            Sole                    4000
HERMAN MILLER INC.               COM    600544100       1369   44400   SH            Sole                   44400
HYDRIL                           COM    448774109       2419   44500   SH            Sole                   44500
INTEGRATED DEVICE                COM    458118106       3028  281700   SH            Sole                  281700
INTERPUBLIC GROUP                COM    460690100       4530  371900   SH            Sole                  371900
INVITROGEN CORP.                 COM    46185r100       1949   23400   SH            Sole                   23400
ISHARES MSCI JAPAN               COM    464286848        101   10000   SH            Sole                   10000
JOHNSON & JOHNSON                COM    478160104        390    6000   SH            Sole                    6000
KOHLS CORP.                      COM    500255104       1990   35600   SH            Sole                   35600
KULICKE & SOFFA INDUSTRIES       COM    501242101        903  114100   SH            Sole                  114100
LOCKHEED MARTIN                  COM    539830109        259    4000   SH            Sole                    4000
M&T BANK CORP.                   COM    55261f104       3029   28800   SH            Sole                   28800
MICRO THERAPEUTICS INC.          COM    59500w100        701  176100   SH            Sole                  176100
MICROSOFT CORP                   COM    594918104        447   18000   SH            Sole                   18000
MOTOROLA INC.                    COM    620076109        331   18100   SH            Sole                   18100
MURPHY OIL CORP.                 COM    626717102        376    7200   SH            Sole                    7200
NEKTAR THERAPUTICS               COM    640268108       1675   99500   SH            Sole                   99500
NEWMONT MINING CORP.             COM    651639106        246    6300   SH            Sole                    6300
ONVIA.COM                        COM    68338t403        230   46400   SH            Sole                   46400
PACIFIC SUNWEAR OF CALIF         COM    694873100       2281   99200   SH            Sole                   99200
PALM, INC.                       COM    696643105       3022  101500   SH            Sole                  101500
PG&E CORP.                       COM    69331c108      13696  364850   SH            Sole                  364250
PNC FINANCIAL SERVICES           COM    693475105       2799   51400   SH            Sole                   51400
PPL CORP.                        COM    69351t106       5303   89300   SH            Sole                   89300
REGEN BIOLOGICS INC.             COM    75884m104        350  368100   SH            Sole                  368100
SCHERING-PLOUGH CORP.            COM    806605101       5036  264200   SH            Sole                  264200
SEARS HOLDINGS CORP.             COM    812350106       4822   32175   SH            Sole                   32025
SERONO SA-ADR                    COM    81752m101       1126   70400   SH            Sole                   70400
SLM CORP.                        COM    78442p106       5801  114200   SH            Sole                  113800
TANOX, INC.                      COM    87588q109       2317  197700   SH            Sole                  197700
TEVA PHARMACEUTICAL ADR          COM    881624209        206    6600   SH            Sole                    6600
THOMAS EQUIPMENT                 COM    884400102        193   45000   SH            Sole                   45000
TIME WARNER, INC.                COM    887317105       7200  430900   SH            Sole                  429700
TITAN PHARMACEUTICALS INC        COM    888314101        189  103300   SH            Sole                  103300
TREEHOUSE FOODS INC.             COM    89469a104       1428   50080   SH            Sole                   49980
TUCOWS, INC.                     COM    898697107        225  227100   SH            Sole                  227100
TURBOCHEF TECHNOLOGIES INC.      COM    900006206       1014   56600   SH            Sole                   56600
UNITED HEALTHCARE CORP           COM    91324p102       6611  126800   SH            Sole                  126350
VARIAN MEDICAL SYSTEMS           COM    92220p105        224    6000   SH            Sole                    6000
WALGREEN CO.                     COM    931422109       5153  112050   SH            Sole                  111600
WALT DISNEY                      COM    254687106        277   11000   SH            Sole                   11000
WASHINGTON POST CL B             COM    939640108        376     450   SH            Sole                     450
WET SEAL, INC.-A                 COM    961840105       2990  439100   SH            Sole                  439100
XM SATELLITE RADIO HOLD-CL.A     COM    983759101       1138   33800   SH            Sole                   33800
YAHOO! INC                       COM    984332106       1403   40500   SH            Sole                   40500
ZARLINK SEMICONDUCTOR            COM    989139100        244  181000   SH            Sole                  181000
ZORAN CORP.                      COM    98975f101       2445  184000   SH            Sole                  184000



REPORT SUMMARY                   77 DATA RECORDS    191573                   1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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